Statements of Cash Flows (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (379,011)	$ (534,887)
Depreciation	1,600	2,882
Common stock issued/issuable in payment of services	80,389	57,266
Stock option expense		450,000
Interest expense paid with debt	1,321
(Increase) decrease in cash from:
Accounts receivable	(20,726)	(91,639)
Inventories	13,155	113,296
Accounts payable and accrued expenses	146,886	(104,226)
Deferred compensation	56,205	36,670
Payroll taxes accrued and withheld	(2,959)	8,433
Accrued interest	7,500	10,980
Deferred revenue	13,695	(86,474)
Net cash used in operating activities	(81,945)	(137,699)
Cash flows from financing activities:
Proceeds from sales of common stock	25,000	35,000
Proceeds/payments from stockholders loans	29,040	16,861
Principal payments on notes payable	(12,072)	(7,446)
Net cash provided by financing activities	41,968	44,415
Decrease in cash	(39,977)	(93,284)
Cash at beginning of period	53,078	107,181
Cash at end of period	13,101	13,897
Cash paid for:
Interest	60
Income Taxes
Non-Cash Investing and Financing Activities:
Loans from stockholders paid with common stock		7,500
Issuance of common stock issuable	522,720	267,000
Notes payable paid by shareholder	$ 6,440